Unrelated Party Financing (Tables)	6 Months Ended
Jun. 30, 2018
Schedule of Bank and Other Debt [Table Text Block]
	June 30, 2018	Current	Non-current	December 31, 2017	Current	Non-current

Addiewell LTD - Term Loan	$-	$-	$-	$8,500	$8,500	$-
Discount Premium payable to the lenders	-	-	-	3,718	3,718	-
less unamortized deferred financing costs	-	-	-	(99)	(99)	-
Unrelated party financing, net of unamortized deferred financing costs	$-	$-	$-	$12,119	$12,119	$-